Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2019	2018
Furniture and fixtures	$35,407	$35,407
Computers and office equipment	138,897	138,897
Lab equipment	817,149	818,267
	991,453	992,571
Less accumulated depreciation	(950,417)	(902,260)
Property and equipment, net	$41,036	$90,311